ASSET PURCHASE AGREEMENT (Details Narrative)	1 Months Ended	12 Months Ended
	Aug. 02, 2018 USD ($) integer shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Impairment expense | $		$ 0	$ 2,097,930
Asset Purchase Agreement [Member] | Ethereum mining machines [Member]
Number of machines to be purchased under agreement	182
Number of machines placed in operations	152
Number of machines deemed to be defective	30
Asset Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member] | Ethereum mining machines [Member]
Restricted stock shares issued for the purchase of machine under agreement | shares	38,018
Amount of restricted stock shares issued for the purchase of machine under agreement | $	$ 3,003,422